SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Segment Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$890,356	$798,781	$2,741,092	$2,474,461
Diversified Fresh Produce — EMEA	997,802	899,639	2,990,686	2,698,088
Diversified Fresh Produce — Americas & ROW	419,991	390,057	1,169,752	1,222,996
Total segment revenue	2,308,149	2,088,477	6,901,530	6,395,545
Intersegment revenue	(29,234)	(26,063)	(94,784)	(87,666)
Total consolidated revenue, net	$2,278,915	$2,062,414	$6,806,746	$6,307,879

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Segment Adjusted EBITDA:[1]	(U.S. Dollars in thousands)
Fresh Fruit	$27,153	$42,904	$163,240	$182,958
Diversified Fresh Produce – EMEA	40,740	30,363	117,384	99,017
Diversified Fresh Produce – Americas & ROW	12,876	8,805	42,085	35,617
Adjustments:
Income tax expense	(6,100)	(15,524)	(49,182)	(75,385)
Interest expense	(16,641)	(17,473)	(51,339)	(54,209)
Depreciation	(27,022)	(22,616)	(78,331)	(66,852)
Amortization of intangible assets	(1,845)	(1,621)	(5,314)	(5,780)
Mark to market gains (losses)	1,000	(6,301)	(22,069)	(1,217)
Gain on asset sales	—	66	11,178	35
Gain on disposal of businesses	143	—	552	75,945
Impairment of goodwill	—	—	—	(36,684)
Asset write-downs, net of insurance proceeds	8,257	992	11,874	2,691
Impairment of property, plant and equipment and lease assets	(8,208)	—	(8,208)	—
Other items	(795)	(9)	(4,078)	18
Items in equity method earnings:
Dole’s share of depreciation	(2,054)	(1,399)	(5,514)	(4,870)
Dole’s share of amortization	(163)	(552)	(520)	(1,655)
Dole’s share of income tax expense	(1,809)	(1,262)	(5,239)	(3,523)
Dole’s share of interest expense	(1,362)	(1,114)	(3,070)	(2,975)
Dole’s share of gain on disposal of business interests	—	—	7,679	—
Dole’s share of other items	(109)	(128)	1	(466)
Income from continuing operations	24,061	15,131	121,129	142,665
(Loss) income from discontinued operations, net of income taxes	(10,236)	6,384	(45,156)	32,351
Net income	$13,825	$21,515	$75,973	$175,016